Annual Fund Operating Expenses - PGIM Real Assets Fund	Oct. 31, 2025
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	February 28, 2027
A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.64%	[1]
Distribution and Service (12b-1) Fees	0.30%
Other Expenses (as a percentage of Assets):	0.62%
Acquired Fund Fees and Expenses	0.73%
Expenses (as a percentage of Assets)	2.29%
Fee Waiver or Reimbursement	(0.98%)
Net Expenses (as a percentage of Assets)	1.31%	[2],[3]
C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.64%	[1]
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	1.04%	[4]
Acquired Fund Fees and Expenses	0.73%
Expenses (as a percentage of Assets)	3.41%
Fee Waiver or Reimbursement	(1.30%)
Net Expenses (as a percentage of Assets)	2.11%	[2],[3]
Z
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.64%	[1]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.50%
Acquired Fund Fees and Expenses	0.73%
Expenses (as a percentage of Assets)	1.87%
Fee Waiver or Reimbursement	(0.87%)
Net Expenses (as a percentage of Assets)	1.00%	[2],[3]
R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.64%	[1]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.34%
Acquired Fund Fees and Expenses	0.73%
Expenses (as a percentage of Assets)	1.71%
Fee Waiver or Reimbursement	(0.86%)
Net Expenses (as a percentage of Assets)	0.85%	[2],[3]

[1]	Includes management fees of 0.60% of the average daily net assets of PGIM Real Assets Subsidiary, Ltd., the Fund’s wholly-owned Cayman Islands subsidiary (the “Cayman Subsidiary”) (0.04% of the daily net assets of the Fund, including the Cayman Subsidiary).
[2]	PGIM Investments LLC (“PGIM Investments”) has contractually agreed through February 28, 2027 to limit net annual operating expenses and acquired fund fees and expenses (exclusive of distribution and service (12b-1) fees, shareholder service fee, interest, dividend and interest expense on short sales (including acquired fund dividend and interest expense on short sales), brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses (including acquired fund taxes)), transfer agency expenses (including sub-transfer agency and networking fees), and extraordinary expenses) of each class of shares to 0.85% of the Fund’s average daily net assets. Where applicable, PGIM Investments agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class. In addition, Total Annual Fund Operating Expenses for Class R6 shares will not exceed Total Annual Fund Operating Expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by PGIM Investments for the purpose of preventing the expenses from exceeding a certain expense ratio limit may be recouped by PGIM Investments within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the waiver/reimbursement and/or recoupment for that fiscal year, as applicable. This waiver may not be terminated prior to February 28, 2027 without the prior approval of the Fund’s Board of Trustees. Separately, PGIM Investments has contractually agreed to waive any management fees it receives from the Fund in an amount equal to the management fees paid by the Cayman Subsidiary. This waiver will remain in effect for as long as the Fund remains invested or intends to invest in the Cayman Subsidiary.
[3]	The distributor of the Fund has contractually agreed until February 28, 2027 to reduce its distribution and service (12b-1) fees applicable to Class A shares to 0.25% of the average daily net assets of Class A shares. This waiver may not be terminated prior to February 28, 2027 without the prior approval of the Fund’s Board of Trustees.
[4]	Other expenses have been updated from the most recent annual report to reflect current expenses.